SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2023
Subsidiary Public Issuer [Abstract]
Condensed Financial Information
The following tables set forth consolidated summary financial information for our partnership, the Fincos, BIPIC and BIPC Holdings:

For the year ended December 31, 2023 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, BIPIC, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated
Revenues	$—	$—	$—	$—	$—	$17,931	$17,931
Net income (loss) attributable to partnership(1)	102	—	—	775	(343)	(102)	432
For the year ended December 31, 2022
Revenues	$—	$—	$—	$—	$—	$14,427	$14,427
Net income (loss) attributable to partnership(1)	101	—	—	—	407	(101)	407
For the year ended December 31, 2021
Revenues	$—	$—	$—	$—	$—	$11,537	$11,537
Net income (loss) attributable to partnership(1)	556	—	—	208	885	(556)	1,093
As at December 31, 2023
Current assets	$—	$—	$—	$—	$—	$7,979	$7,979
Non-current assets	6,532	—	1,529	4,183	8,595	71,966	92,805
Current liabilities	—	—	216	—	—	11,489	11,705
Non-current liabilities	—	3,700	—	36	—	51,327	55,063
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,190	2,190
BIPC exchangeable shares	—	—	—	—	—	1,533	1,533
Exchangeable units(5)	—	—	—	—	—	72	72
Perpetual subordinated notes	—	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	—	23,661	23,661
Preferred unitholders	—	—	—	—	—	918	918
As at December 31, 2022
Current assets	$—	$—	$—	$—	$—	$6,686	$6,686
Non-current assets	6,583	—	1,005	3,105	9,603	45,987	66,283
Current liabilities	—	—	182	—	—	8,195	8,377
Non-current liabilities	—	3,106	—	191	—	35,741	39,038
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,263	2,263
BIPC exchangeable shares	—	—	—	—	—	1,289	1,289
Exchangeable units(5)	—	—	—	—	—	72	72
Perpetual subordinated notes	—	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	—	15,320	15,320
Preferred unitholders	—	—	—	—	—	918	918
(1)Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC Exchangeable LP Units, and non-controlling interests - BIPC exchangeable shares.
(2)Includes investments in all subsidiaries of our partnership under the equity method.
(3)Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.
(4)Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.
(5)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.